Consolidated Statements of Changes in Redeemable Convertible Preferred Stock - USD ($) shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 97,963	$ 86,662	$ 75,361
Accretion of redeemable convertible preferred stock	6,258	11,301	11,301
Issuance of preferred stock upon exercise of preferred stock warrants (unaudited)	1,863
Ending balance		97,963	86,662
Conversion of preferred stock into common stock at initial public offering (unaudited)	(106,084)
Series 1
Beginning balance	$ 60,184	$ 48,883	$ 37,582
Beginning balance, shares	5,334	5,334	5,334
Accretion of redeemable convertible preferred stock	$ 6,258	$ 11,301	$ 11,301
Conversion of preferred stock into common stock at initial public offering, shares (unaudited)	(5,334)
Ending balance		$ 60,184	$ 48,883
Ending balance, shares	0	5,334	5,334
Conversion of preferred stock into common stock at initial public offering (unaudited)	$ (66,442)
Series 2
Beginning balance	$ 37,779	$ 37,779	$ 37,779
Beginning balance, shares	2,552	2,552	2,552
Issuance of preferred stock upon exercise of preferred stock warrants (unaudited)	$ 1,863
Issuance of preferred stock upon exercise of preferred stock warrants, shares (unaudited)	106
Conversion of preferred stock into common stock at initial public offering, shares (unaudited)	(2,658)
Ending balance		$ 37,779	$ 37,779
Ending balance, shares	0	2,552	2,552
Conversion of preferred stock into common stock at initial public offering (unaudited)	$ (39,642)